SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings / (loss) per share (Note 9):
Net (loss) / income to Ordinary Shareholders, Basic	$ 18,873	$ 1,945	$ 28,855	$ (4,412)
Weighted-average ordinary shares outstanding, Basic	95,437,068	94,875,603	95,250,744	94,521,888
Weighted-average ordinary shares outstanding, Basic	$ 0.20	$ 0.02	$ 0.30	$ (0.05)
Weighted average number of shares outstanding, restricted stock units	88,611,000		233,276,000
Net (loss) / income to Ordinary Shareholders, antidilution sequencing - subtotal	$ 18,873	$ 1,945	$ 28,855	$ (4,412)
Weighted-average ordinary shares outstanding, antidilution sequencing - subtotal	95,525,679	94,875,603	95,484,020	94,521,888
Weighted-average ordinary shares outstanding, antidilution sequencing - subtotal	$ 0.20	$ 0.02	$ 0.30	$ (0.05)
Weighted-average ordinary shares outstanding, public warrants
Net (loss) / income to Ordinary Shareholders, Diluted	$ 18,873	$ 1,945	$ 28,855	$ (4,412)
Weighted-average ordinary shares outstanding, Diluted	95,525,679	94,875,603	95,484,020	94,521,888
Weighted-average ordinary shares outstanding, Diluted	$ 0.20	$ 0.02	$ 0.30	$ (0.05)